OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2019	2018

Prepaid expenses	$781	$184
Government authorities	78	243
Advance payments to vendors	9	70
Deposits	40	9
Fair value of the outstanding forward contracts	35
Other accounts receivable related to Discontinued operations)see also note 1c.)	730	-
	$1,673	$506